Lease (Details) - USD ($)	May 31, 2023	Nov. 30, 2022
Lease
Operating Lease Right-of-use Asset	$ 75,204	$ 151,471
Current Operating Lease Liability	84,466	165,441
Total Lease Liability	$ 84,466	$ 165,441